Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 578,484	$ 368,421
Net regulatory assets	229,274	50,307
Accrued pension and other postretirement benefit costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	390,293	249,985
Unrealized net loss on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	5,425	160
Deferred purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	87,556	18,217
Accrued purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,600	31,500
Unamortized premium on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	20,478	19,614
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	72,132	48,945
Accumulated removal costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(304,000)	(279,000)
Unrealized net gain on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total		(981)
Deferred gain on southern Nevada division operations facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(115)	(253)
Unamortized gain on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(10,862)	(11,398)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (34,233)	$ (26,482)